Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Schedule for exposure to U.S. dollar currency risk through financial assets and liabilities
As at December 31 (Expressed in U.S. Dollars)	2023	2022
Cash and cash equivalents	$4,786	$3,592
Accounts receivable	3,567	4,079
Other assets	57	47
Accounts payable and accrued liabilities	(4,876)	(4,307)
Current portion of royalty obligation	-	(132)
Current portion of acquisition payable	-	(500)
Income taxes payable	(12)	(44)
Current portion of lease obligation	(101)	(92)
Lease obligation	(173)	(246)
	$3,248	$2,397

Schedule of fair value of financial assets and liabilities
	Level 1	Level 2	Level 3
Financial liabilities
Current portion of royalty obligation	$-	$-	$179
Current portion of acquisition payable	-	-	677